CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Revenues:
Net revenues		¥ 2,262,983	$ 328,102	¥ 2,147,577	¥ 1,566,552
Operating costs and expenses:
Hotel operating costs		(1,393,312)	(202,011)	(1,419,578)	(1,150,101)
Other operating costs		(186,685)	(27,068)	(163,324)	(78,746)
Selling and marketing expenses		(139,929)	(20,288)	(124,210)	(70,972)
General and administrative expenses		(350,009)	(50,746)	(197,064)	(131,366)
Technology and development expenses		(66,182)	(9,594)	(52,121)	(33,649)
Pre-opening expenses | ¥				(17,595)	(61,878)
Total operating costs and expenses		(2,136,117)	(309,707)	(1,973,892)	(1,526,712)
Other operating income		38,094	5,523	22,371	23,429
Income from operation		164,960	23,918	196,056	63,269
Interest income		14,456	2,097	6,722	707
Gain from short-term investments		8,455	1,226	8,745	11,046
Interest expenses		(6,501)	(943)	(7,937)	(1,481)
Other income (expenses), net		(814)	(118)	301	1,883
Income before income tax		180,556	26,180	203,887	75,424
Income tax expense		(84,474)	(12,248)	(64,217)	(37,602)
Net income		96,082	13,932	139,670	37,822
Less: net loss attributable to non-controlling interests		(2,017)	(291)	(5,384)	(4,229)
Net income attributable to the Company		98,099	14,223	145,054	42,051
Less: accretion of redeemable Class A ordinary shares | ¥	[1]			(15,115)	(52,881)
Net (loss) income available to shareholders of the Company		98,099	14,223	129,939	(10,830)
Net income		96,082	13,932	139,670	37,822
Other comprehensive loss
Foreign currency translation adjustments, net of nil income taxes		(1,918)	(279)	(8,947)
Other comprehensive loss, net of income taxes		(1,918)	(279)	(8,947)
Total comprehensive income		94,164	13,653	130,723	37,822
Comprehensive loss attributable to non-controlling interests		(2,017)	(291)	(5,384)	(4,229)
Comprehensive income attributable to the Company		¥ 96,181	$ 13,944	¥ 136,107	¥ 42,051
Basic net (loss) income per ordinary share (in RMB) | (per share)		¥ 0.26	$ 0.04	¥ 0.40	¥ (0.06)
Diluted net (loss) income per ordinary share (in RMB) | (per share)		¥ 0.26	$ 0.04	¥ 0.40	¥ (0.06)
Weighted average number of ordinary shares (for basic calculation) | shares		379,321,522	379,321,522	323,163,367	171,589,918
Weighted average ordinary share used in calculating net income (loss) per share, Diluted | shares		381,598,689	381,598,689	323,163,367	171,589,918
Manachised hotels
Revenues:
Net revenues		¥ 1,360,843	$ 197,304	¥ 1,220,301	¥ 926,307
Leased hotels
Revenues:
Net revenues		552,929	80,167	630,238	496,470
Retail revenues and others
Revenues:
Net revenues		¥ 349,211	$ 50,631	¥ 297,038	¥ 143,775

[1]	Represent Series C shares of Atour Shanghai prior to Restructuring (see Note 12)